Expense Example - Small Cap Growth Fund - Small Cap Growth Fund	Jan. 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315